Recent Accounting Standards	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Standards
Recent Accounting Standards

We adopted the following accounting standard updates ("ASUs") in the year:

ASU 2014-09 - Revenue from contracts with customers

In May 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, No. 2014-09, Revenue from Contracts with Customers (Topic 606), or ASU 2014-09, which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services.

We adopted ASU 2014-09 and its related amendments, or collectively Topic 606, effective January 1, 2018 using the modified retrospective method. Accordingly, we have applied the five-step method outlined in Topic 606 for determining when and how revenue is recognized to all contracts that were not completed as of the date of adoption. Revenues for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts have not been adjusted and continue to be reported under the previous revenue recognition guidance. For contracts that were modified before the effective date, we have considered the modification guidance within the new standard and determined that the revenue recognized and contract balances recorded prior to adoption for such contracts were not impacted. While Topic 606 requires additional disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, its adoption has not had a material impact on the measurement or recognition of our revenues.

As we have transitioned to the new standard under the modified retrospective method, we have recorded the cumulative impact of applying the new guidance as an adjustment to opening retained earnings on January 1, 2018. The total adjustment was $7 million which represented the earned portion of demobilization revenue expected to be received for contracts not completed as of December 31, 2017, which was not previously recognized until demobilization occurred.

See Note 7 - Revenue from contracts for further information.

ASU 2016-01 Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition and measurement of financial assets and financial liabilities.

The update changes how entities measure equity investments that do not result in consolidation and are not accounted for under the equity method and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The new guidance also changes certain disclosure requirements and other aspects of current U.S. GAAP. The standard does not change the guidance for classifying and measuring investments in debt securities.

After adopting ASU 2016-01 we continue to record equity investments that do not result in consolidation and are not accounted for under the equity method at fair value (unless the fair value is not readily ascertainable). However, we will record changes in fair value directly to net income whereas previously we recorded such changes to other comprehensive income until realized. We have made the election available under ASC 321-10-35-2 to record equity investments with no readily ascertainable fair value at cost less impairment.

We transitioned to the new standard using the modified retrospective approach. Accordingly, we recorded the cumulative effect of adopting the update at the date of adoption. We reclassified $31 million of previously recognized fair value gains from accumulated other comprehensive income to retained earnings on January 1, 2018.

ASU 2016-16 Income Taxes - Income taxes intra-entity transfers of assets other than inventory

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Income taxes Intra-Entity Transfers of Assets other than Inventory, which requires companies to recognize the income tax effects of intercompany sales or transfers of assets, other than inventory, in the Consolidated Statement of Operations as income tax expense (or benefit) in the period that the sale or transfer occurs. The exception to recognizing the income tax effects of intercompany sales or transfers of assets remains in place for intercompany inventory sales and transfers, i.e. companies will still be required to defer the income tax effects of intercompany inventory transactions.

We adopted the new standard effective January 1, 2018 under the modified retrospective approach. As a result of the modified retrospective application, “Other Assets” was reduced in our Condensed Consolidated Balance Sheet with a cumulative adjustment to retained earnings of $59 million and non-controlling interests of $25 million.

ASU 2016-18 Statement of Cash Flows - Restricted Cash

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, to address classification of activity related to restricted cash and restricted cash equivalents in the cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the Consolidated Financial Statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents.

The standard is effective for fiscal years beginning after 15 December 2017. We have adopted the new standard effective January 1, 2018 under the retrospective approach. The result of this adoption was a classification adjustment on our Consolidated Statement of Cash Flows for each of the years presented.

Other ASUs

We adopted the following ASUs in the year, none of which had any impact on our Consolidated Financial Statements and related disclosures:

•	ASU 2016-15 Statement of Cash Flows (Topic 230) — Classification of Certain Cash Receipts and Cash Payments

•	ASU 2017-01 Business Combinations (Topic 805)— Clarifying the Definition of a Business

•	ASU 2017-03 Accounting Changes and Error Corrections (Topic 250) and Investments - Equity Method and Joint Ventures (Topic 323)

•	ASU 2017-04 Intangibles (Topic 350)— Simplifying the Test for Goodwill Impairment

•	ASU 2017-05 Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)

•	ASU 2017-07 Compensation - Retirement Benefits (Topic 715)

•	ASU 2017-09 Compensation - Stock Compensation (Topic 718)
ASU 2018-02 Income Statement—Reporting Comprehensive Income (Topic 220)

•	ASU 2018-03 Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10)

•	ASU 2018-04 Investments—Debt Securities (Topic 320) and Regulated Operations (Topic 980)

•	ASU 2018-05 Income Taxes (Topic 740)

•	ASU 2018-06 Codification Improvements to (Topic 942)

•	ASU 2018-19 Codification Improvements to (Topic 326)

Recently Issued Accounting Standards

The FASB have issued the following ASUs that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods.

•	ASU 2016-02 Leases (Topic 842) (also 2018-01, 2018-10, 2018-11. 2018-20)

•	ASU 2016-13 Financial Instruments — Credit Losses (Topic 326)

•	ASU 2018-07 Compensation-Stock Compensation (Topic 718)

•	ASU 2018-13 Fair Value Measurement (Topic 820)

•	ASU 2018-14 Compensation—Retirement Benefits—Defined Benefit Plans (Subtopic 715-20)

•	ASU 2018-15 Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40)

•	ASU 2018-16 Derivatives and Hedging (Topic 815)

•	ASU 2018-17 Consolidation (Topic 810)

ASU 2016-02 - Leases (also 2018-01, 2018-10, 2018-11. 2018-20)

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update required an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offered specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal year, using a modified retrospective application.

Effective January 1, 2019, we will adopt Topic 842 using the modified retrospective application through a cumulative-effect adjustment to retained earnings at January 1, 2019. We have elected the following transition practical expedients, which will be applied consistently to all leases that commenced before January 1, 2019:

1.	We will not reassess whether any expired or existing contracts are or contain leases.

2.	We will not reassess the lease classification for any expired or existing leases.

3.	We will not reassess initial direct costs for any existing leases.

4.	We will use hindsight in determining the lease term and in assessing impairment of the right-of-use assets.

We have determined that our drilling contracts contain a lease component, however, we have elected not to separate the drilling contract lease and non-lease components. We have determined that the non-lease component in our drilling contracts is the predominant component. As such, we will continue to account for our drilling contracts under the guidance in Topic 606. We do not expect our pattern of revenue recognition to change significantly compared to current accounting standards.

We have determined that adoption of this standard will result in increased disclosure of our leasing arrangements. Additionally, we will recognize lease liabilities and corresponding right-of-use assets for leasing arrangements where we are a lessee. We expect to recognize an aggregate lease liability of between $20 million to $40 million on adoption. We have provided a summary of our commitments under operating leases at December 31, 2018 in Note 34 - Operating leases.

ASU 2016-13 - Financial Instruments - Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted only from January 1, 2019. Entities are required to apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as at the beginning of the first reporting period in which the guidance is adopted.

We are in the early stage of evaluating the impact of this standard update. Our customers are international oil companies, national oil companies and large independent oil companies. Our financial assets are primarily held with counter parties with high credit standing and we have historically had a low incidence of bad debt expense. Therefore, we do not currently expect this guidance to significantly affect our Consolidated Financial Statements and related disclosures when we adopt it.

ASU 2018-07 Compensation - Stock Compensation

In June 2018, the FASB issued ASU 2018-07, Stock Compensation (Topic 718): Improvements to non-employee share-based payment accounting, which intended to reduce cost and complexity and to improve financial reporting for share-based payments issued to non-employees. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted.

We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2018-13 Fair Value Measurement - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity’s financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted.

We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2018-14 Compensation - Changes to the Disclosure Requirements for Defined Benefit Plans

In August 2018, the FASB issued ASU 2018-14, Compensation-Retirement Benefits-Defined Benefit Plans- General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity’s financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2020, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2018-15 Intangibles

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force). The update is intended to provide additional guidance on the accounting for costs of implementation activities performed in a cloud computing arrangement that is a service contract. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2018-16 Derivatives and Hedging

In October 2018, the FASB issued ASU 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes. The update is intended to permit use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the direct Treasury obligations of the U.S. government, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate, and the Securities Industry and Financial Markets Association Municipal Swap Rate. The guidance will be effective for annual and interim periods beginning after December 15, 2018, with early adoption permitted if an entity has already adopted ASU 2017-12. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2018-17 Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. The update is intended to improve general purpose financial reporting by considering indirect interests held through related parties in common control arrangements on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted.

Effective January 1, 2019, we will adopt ASU 2018-17 on a prospective basis and apply the amendments in the update to qualifying new or redesignated hedging relationships entered into on or after January 1, 2019. We do not expect this to have a material impact on our Consolidated Financial Statements and related disclosures.

Other accounting standard updates issued by the FASB

As of March 28, 2019, the FASB have issued several further updates not included above. We do not currently expect any of these updates to affect our Consolidated Financial Statements and related disclosures either on transition or in future periods.